CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Shares issued for interest, One		$ 2.00
Shares issued for interest, Two		$ 4.00
Warrants issued, One		$ 2.00
Warrants issued, Two		$ 4.50
Exercise of Warrants	$ 2.00
Shares Issued for compensation, One	$ 2.00
Shares Issued for compensation, Two	$ 1.80
Shares issued for compensation, Three	$ 2.75
Warrants issued, Three	$ 2.00